LONG-TERM AND OTHER DEBTS - Narrative (Details)					12 Months Ended
	Nov. 08, 2022 USD ($)	Nov. 08, 2022 CAD ($)	Aug. 19, 2021 CAD ($)	Jul. 01, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Nov. 08, 2022 CAD ($)	Jan. 25, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Aug. 11, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Share warrant obligations					$ 110,673,348	$ 13,077,670
Period of loan agreement					1 year
Development costs
Disclosure of detailed information about borrowings [line items]
Decrease through government assistance					$ 163,219
Incentives and other government assistance receivable
Disclosure of detailed information about borrowings [line items]
Reduction in property, plant and equipment					3,063,476	0
Revolving Credit Facility, Revolving Credit Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 200,000,000		$ 100,000,000
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 12.2)
Disclosure of detailed information about borrowings [line items]
Share warrant obligations				$ 50,000,000	10,381,986	0
Proportion of amount disbursed forgiven				30.00%
Borrowings, interest rate				4.41%
Borrowings maturity, term				10 years
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 12.3)
Disclosure of detailed information about borrowings [line items]
Notional amount					9,358,929	0
Share warrant obligations			$ 49,950,000		$ 6,189,814	0
Proportion of amount disbursed forgiven			30.00%
Borrowings maturity, term			15 years
Discount rate					4.03%		4.03%
Borrowings, fair value					$ 3,226,695
Loans on research and development tax credits and subsidies receivable (Note 12.4)
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 13,500,000
Share warrant obligations					$ 22,150,030	10,564,590	$ 30,000,000
Borrowings, interest rate	10.95%				7.50%		7.50%	10.95%
Maximum borrowing capacity	$ 22,233,751							$ 30,000,000
Advances	$ 22,233,751	$ 30,000,000
Financial liabilities										$ 13,393,787
Loans on research and development tax credits and subsidies receivable (Note 12.4) | Top of range
Disclosure of detailed information about borrowings [line items]
Secured					$ 17,037,000		$ 21,600,000
Economic Development Canada (EDC) unsecured loans, maturing between January 2022 and February 2022 (Note 12.5)
Disclosure of detailed information about borrowings [line items]
Notional amount						24,583
Share warrant obligations					0	$ 24,397
Economic Development Canada (EDC) unsecured loans, maturing between January 2022 and February 2022 (Note 12.5) | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						15.00%				15.00%
Economic Development Canada (EDC) unsecured loans, maturing between January 2022 and February 2022 (Note 12.5) | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						12.00%				12.00%
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 12.6)
Disclosure of detailed information about borrowings [line items]
Notional amount					41,472
Share warrant obligations					$ 34,802	$ 95,949
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 12.6) | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					4.25%		4.25%
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 12.6) | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					2.35%		2.35%